INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 11,975	$ 4,705
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	3,408	3,082
RTI URUGUAY S.A. ("RTI") [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	8,387	(666)
Ituran Road Track Monitoramen to De Veiculos Ltd a [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	(266)	1,662
ITURAN ROAD TRACK ARGENTINA S.A [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 446	$ 627